Quarterly Holdings Report
for

Fidelity® Series Blue Chip Growth Fund

April 30, 2021

XS1-QTLY-0621
1.967990.107

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
COMMUNICATION SERVICES - 14.8%
Entertainment - 2.2%
Activision Blizzard, Inc.	135,848	$12,387,979
Bilibili, Inc. ADR (a)(b)	46,900	5,199,334
Netflix, Inc. (a)	110,324	56,648,064
Roku, Inc. Class A (a)	33,355	11,439,764
Score Media & Gaming, Inc. (a)	48,500	839,535
Sea Ltd. ADR (a)	178,131	44,985,203
Take-Two Interactive Software, Inc. (a)	14,200	2,490,396
The Walt Disney Co. (a)	27,000	5,022,540
		139,012,815
Interactive Media & Services - 12.0%
Alphabet, Inc. Class A (a)	155,513	365,999,846
Baidu.com, Inc. sponsored ADR (a)	15,500	3,260,115
Bumble, Inc. (b)	48,000	2,891,520
Facebook, Inc. Class A (a)	866,610	281,717,579
JOYY, Inc. ADR	55,200	5,247,312
Kuaishou Technology Class B (c)	55,500	1,879,116
Match Group, Inc. (a)	87,063	13,549,615
Pinterest, Inc. Class A (a)	53,400	3,544,158
Snap, Inc. Class A (a)	542,100	33,512,622
Tencent Holdings Ltd.	213,000	16,991,444
Twitter, Inc. (a)	94,800	5,234,856
Zillow Group, Inc. Class C (a)(b)	30,800	4,007,696
Zoominfo Technologies, Inc.	35,564	1,844,349
		739,680,228
Media - 0.4%
AppLovin Corp. (a)(b)	12,000	696,120
Criteo SA sponsored ADR (a)	250,900	9,968,257
DISH Network Corp. Class A (a)	28,700	1,285,473
Endeavor Group Holdings, Inc. (a)	49,400	1,361,464
Endeavor Group Holdings, Inc. (a)(d)	411,997	10,219,174
		23,530,488
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	75,534	9,980,307

TOTAL COMMUNICATION SERVICES		912,203,838

CONSUMER DISCRETIONARY - 30.6%
Automobiles - 2.4%
Daimler AG (Germany)	13,900	1,237,470
General Motors Co. (a)	150,100	8,588,722
Harley-Davidson, Inc.	104,100	5,035,317
Hyundai Motor Co.	6,600	1,251,207
Kia Corp.	20,030	1,379,181
Lordstown Motors Corp. (e)	114,265	1,019,130
Neutron Holdings, Inc. (f)	691,699	10,237
NIO, Inc. sponsored ADR (a)	29,700	1,183,248
Rad Power Bikes, Inc. (e)(f)	110,210	531,635
Tesla, Inc. (a)	175,735	124,673,438
XPeng, Inc. ADR (a)	151,200	4,522,392
		149,431,977
Diversified Consumer Services - 0.1%
FSN E-Commerce Ventures Pvt Ltd. (e)(f)	27,282	3,966,491
Hotels, Restaurants & Leisure - 4.2%
Airbnb Class A (b)	87,900	15,181,209
Boyd Gaming Corp. (a)	168,100	11,119,815
Caesars Entertainment, Inc. (a)	335,447	32,820,134
Chipotle Mexican Grill, Inc. (a)	14,742	21,995,506
Churchill Downs, Inc.	36,052	7,624,998
Dave & Buster's Entertainment, Inc. (a)(b)	24,400	1,114,104
DraftKings, Inc. Class A (a)(b)	33,000	1,869,780
Evolution Gaming Group AB (c)	36,100	7,129,980
Expedia, Inc. (a)	114,000	20,090,220
Flutter Entertainment PLC	5,800	1,188,697
Hilton Worldwide Holdings, Inc.	68,200	8,777,340
Kambi Group PLC (a)	83,200	4,208,379
Las Vegas Sands Corp. (a)	118,200	7,240,932
Marriott International, Inc. Class A	88,800	13,188,576
MGM Resorts International	212,600	8,657,072
Penn National Gaming, Inc. (a)	768,877	68,522,318
Planet Fitness, Inc. (a)	77,333	6,495,199
Texas Roadhouse, Inc. Class A	52,600	5,629,252
Vail Resorts, Inc.	18,176	5,910,108
Wynn Resorts Ltd. (a)	68,700	8,821,080
		257,584,699
Household Durables - 1.0%
D.R. Horton, Inc.	55,400	5,445,266
KB Home	65,200	3,144,596
Lennar Corp. Class A	45,800	4,744,880
PulteGroup, Inc.	11,300	668,056
Purple Innovation, Inc. (a)	131,300	4,474,704
Sonos, Inc. (a)	65,300	2,613,959
Sony Group Corp. sponsored ADR	42,100	4,216,736
Taylor Morrison Home Corp. (a)	154,300	4,815,703
Tempur Sealy International, Inc.	135,500	5,167,970
Toll Brothers, Inc.	86,300	5,411,010
TRI Pointe Homes, Inc. (a)	197,300	4,699,686
Tupperware Brands Corp. (a)	634,900	15,472,513
		60,875,079
Internet & Direct Marketing Retail - 10.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	104,888	24,223,884
Amazon.com, Inc. (a)	137,580	477,047,644
BHG Group AB (a)	88,600	1,702,810
ContextLogic, Inc.	347,500	4,578,834
Coupang, Inc. Class A (a)(b)	37,000	1,550,300
Deliveroo Holdings PLC (a)(c)	748,600	2,770,729
Deliveroo Holdings PLC	280,000	932,706
Delivery Hero AG (a)(c)	23,800	3,778,419
Etsy, Inc. (a)	36,700	7,295,593
Farfetch Ltd. Class A (a)(b)	162,100	7,941,279
JD Health International, Inc. (c)	184,300	2,870,883
JD.com, Inc.:
Class A	60,000	2,317,113
sponsored ADR (a)	61,600	4,765,376
Magnite, Inc. (a)(b)	94,000	3,764,700
Meituan Class B (a)(c)	35,400	1,358,077
MercadoLibre, Inc. (a)	3,982	6,255,642
Pinduoduo, Inc. ADR (a)	168,398	22,553,544
Poshmark, Inc. (b)	41,100	1,719,213
The Honest Co., Inc. (a)(e)	143,218	1,997,891
The RealReal, Inc. (a)	242,431	6,005,016
THG PLC	211,100	1,807,546
thredUP, Inc. (a)	19,900	341,683
Vipshop Holdings Ltd. ADR (a)	68,300	2,101,591
Wayfair LLC Class A (a)	167,188	49,415,757
Zomato Pvt Ltd. (e)(f)	3,149,000	2,475,189
		641,571,419
Leisure Products - 0.2%
Callaway Golf Co.	99,375	2,876,906
Peloton Interactive, Inc. Class A (a)(b)	92,652	9,112,324
		11,989,230
Multiline Retail - 0.3%
Kohls Corp.	76,600	4,493,356
Nordstrom, Inc. (a)	297,300	10,904,964
Ollie's Bargain Outlet Holdings, Inc. (a)	53,600	4,945,672
Target Corp.	3,500	725,410
		21,069,402
Specialty Retail - 5.9%
American Eagle Outfits, Inc.	916,286	31,676,007
Aritzia LP (a)	229,800	5,734,016
Auto1 Group SE (c)	35,700	2,017,255
Burlington Stores, Inc. (a)	20,603	6,723,377
Carvana Co. Class A (a)	136,131	38,832,729
Cazoo Holdings Ltd. (e)	45,548	1,400,009
Dicks Sporting Goods, Inc.	123,200	10,173,856
Five Below, Inc. (a)	56,584	11,388,662
Floor & Decor Holdings, Inc. Class A (a)	114,140	12,660,409
Gap, Inc.	237,400	7,857,940
Industria de Diseno Textil SA	54,800	1,951,463
JD Sports Fashion PLC (a)	108,000	1,369,825
L Brands, Inc. (a)	71,000	4,678,900
Lowe's Companies, Inc.	354,906	69,650,303
MYT Netherlands Parent BV ADR (b)	64,500	1,933,065
RH (a)(b)	225,404	155,082,460
Urban Outfitters (a)	47,000	1,687,300
		364,817,576
Textiles, Apparel & Luxury Goods - 6.1%
Allbirds, Inc. (a)(e)(f)	40,405	446,475
Burberry Group PLC (a)	125,700	3,577,854
Capri Holdings Ltd. (a)	510,300	28,107,324
Crocs, Inc. (a)	253,684	25,398,842
Deckers Outdoor Corp. (a)	47,295	15,995,169
Dr. Martens Ltd. (a)	277,800	1,855,359
Hermes International SCA	1,401	1,758,464
lululemon athletica, Inc. (a)	570,774	191,363,399
LVMH Moet Hennessy Louis Vuitton SE	10,361	7,805,464
Moncler SpA	80,723	4,951,452
NIKE, Inc. Class B	232,213	30,796,088
Prada SpA	99,700	620,578
Puma AG	35,500	3,743,879
PVH Corp.	230,320	26,067,618
Tapestry, Inc.	247,700	11,852,445
Tory Burch LLC (a)(e)(f)(g)	106,817	8,909,606
Under Armour, Inc. Class A (sub. vtg.) (a)	408,000	9,918,480
		373,168,496

TOTAL CONSUMER DISCRETIONARY		1,884,474,369

CONSUMER STAPLES - 1.3%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	10,100	12,286,549
Celsius Holdings, Inc. (a)(b)	75,066	4,301,282
Constellation Brands, Inc. Class A (sub. vtg.)	26,900	6,464,608
Kweichow Moutai Co. Ltd. (A Shares)	1,700	526,999
Monster Beverage Corp.(a)	99,400	9,646,770
The Coca-Cola Co.	272,200	14,693,356
		47,919,564
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series A1 (e)(f)	6,283	205,077
Performance Food Group Co. (a)	66,455	3,900,909
Sweetgreen, Inc. warrants 1/21/26 (a)(e)(f)	41,359	163,368
Zur Rose Group AG (a)	3,920	1,304,878
		5,574,232
Food Products - 0.3%
AppHarvest, Inc. (e)	251,069	4,295,791
Bunge Ltd.	41,400	3,494,988
Darling Ingredients, Inc. (a)	68,400	4,750,380
Freshpet, Inc. (a)	24,000	4,435,680
Village Farms International, Inc. (a)(b)	111,200	1,242,104
		18,218,943
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	6,900	2,165,220
Tobacco - 0.1%
Altria Group, Inc.	60,800	2,903,200
JUUL Labs, Inc. Class B (a)(e)(f)	2,450	149,573
Swedish Match Co. AB	27,800	2,280,339
		5,333,112

TOTAL CONSUMER STAPLES		79,211,071

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	167,200	4,522,760
Oil, Gas & Consumable Fuels - 1.1%
BP PLC sponsored ADR	124,700	3,137,452
ConocoPhillips Co.	85,100	4,352,014
EOG Resources, Inc.	66,300	4,882,332
Hess Corp.	68,000	5,066,680
HollyFrontier Corp.	139,300	4,875,500
Neste Oyj	8,800	533,222
Reliance Industries Ltd.	1,060,921	28,573,451
Reliance Industries Ltd.	70,728	1,025,797
Reliance Industries Ltd. sponsored GDR (c)	75,300	4,073,730
Suncor Energy, Inc.	185,400	3,965,477
Total SA sponsored ADR	39,500	1,749,060
Valero Energy Corp.	61,200	4,526,352
		66,761,067

TOTAL ENERGY		71,283,827

FINANCIALS - 1.7%
Banks - 0.5%
Bank of America Corp.	63,800	2,585,814
Citigroup, Inc.	123,500	8,798,140
Kotak Mahindra Bank Ltd. (a)	118,376	2,795,435
Wells Fargo & Co.	387,800	17,470,390
		31,649,779
Capital Markets - 0.4%
Charles Schwab Corp.	71,500	5,033,600
Coinbase Global, Inc. (a)(b)	10,300	3,065,692
Goldman Sachs Group, Inc.	17,600	6,132,720
Morgan Stanley	84,900	7,008,495
Open Lending Corp. (a)	54,500	2,128,225
		23,368,732
Consumer Finance - 0.3%
Ally Financial, Inc.	134,787	6,934,791
American Express Co.	30,700	4,707,845
Capital One Financial Corp.	50,100	7,468,908
		19,111,544
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(e)(f)	1,065,661	3,069,104
ArcLight Clean Transition Corp. Class A (a)(b)	100,300	1,622,854
BowX Acquisition Corp. (a)(b)	209,400	2,554,680
CIIG Merger Corp. (e)	95,249	1,683,050
Horizon Acquisition Corp. Class A (a)	129,200	1,289,416
Jaws Acquisition Corp. (a)	139,600	1,809,216
Payfare, Inc. (a)	129,500	790,180
		12,818,500
Insurance - 0.3%
Goosehead Insurance	14,000	1,539,160
MetLife, Inc.	72,900	4,638,627
MetroMile, Inc. (a)(b)	204,100	1,900,171
Oscar Health, Inc. Class A	272,913	5,582,981
Prudential Financial, Inc.	47,900	4,807,244
		18,468,183

TOTAL FINANCIALS		105,416,738

HEALTH CARE - 8.0%
Biotechnology - 2.9%
4D Molecular Therapeutics, Inc.	30,300	1,172,610
Acceleron Pharma, Inc. (a)	38,320	4,788,850
ADC Therapeutics SA (a)	67,500	1,656,450
Agios Pharmaceuticals, Inc. (a)	76,711	4,280,474
Akouos, Inc. (a)	43,100	612,882
Allakos, Inc. (a)(b)	23,230	2,534,858
Alnylam Pharmaceuticals, Inc. (a)	102,481	14,412,928
Annexon, Inc. (a)	75,200	1,498,736
Arcutis Biotherapeutics, Inc. (a)	90,000	3,015,000
Argenx SE ADR (a)	16,037	4,597,968
Ascendis Pharma A/S sponsored ADR (a)	145,496	21,092,555
Avidity Biosciences, Inc.	36,700	860,248
BeiGene Ltd. (a)	118,700	3,157,415
BeiGene Ltd. ADR (a)	16,006	5,498,701
BioAtla, Inc.	16,100	798,399
Biomea Fusion, Inc. (a)	16,700	283,065
BioXcel Therapeutics, Inc. (a)	9,800	332,906
Bolt Biotherapeutics, Inc.	33,100	740,116
BridgeBio Pharma, Inc. (a)(b)	36,934	2,065,349
Cibus Corp. Series C (a)(e)(f)(g)	1,125,194	1,710,295
Connect Biopharma Holdings Ltd. ADR (a)	51,500	837,905
Cullinan Oncology, Inc.	10,200	331,092
CytomX Therapeutics, Inc. (a)(c)	137,854	1,290,313
Forma Therapeutics Holdings, Inc.	41,300	1,113,035
Fusion Pharmaceuticals, Inc. (a)	48,200	414,520
Generation Bio	163,122	5,947,428
Immunocore Holdings PLC	22,050	800,944
Immunocore Holdings PLC ADR	16,300	657,868
Instil Bio, Inc. (a)	68,800	1,412,464
Karuna Therapeutics, Inc. (a)	40,000	4,440,400
Kronos Bio, Inc. (b)	42,400	1,147,768
Kura Oncology, Inc.(a)	29,900	805,207
Mirati Therapeutics, Inc. (a)	11,900	1,978,018
Moderna, Inc. (a)	47,700	8,529,714
Natera, Inc. (a)	11,700	1,287,234
Neurocrine Biosciences, Inc. (a)	33,888	3,202,077
Novavax, Inc. (a)	34,100	8,079,313
Passage Bio, Inc. (a)	45,025	844,669
Prelude Therapeutics, Inc.	33,900	1,404,816
Protagonist Therapeutics, Inc. (a)	63,100	1,826,114
Recursion Pharmaceuticals, Inc. (a)(b)	65,200	2,177,680
Regeneron Pharmaceuticals, Inc. (a)	15,456	7,438,973
Relay Therapeutics, Inc. (a)	40,500	1,284,255
Revolution Medicines, Inc. (a)	74,000	2,456,060
Sage Therapeutics, Inc. (a)	169,867	13,378,725
Sana Biotechnology, Inc. (b)	22,400	481,600
Scholar Rock Holding Corp. (a)	12,500	404,375
Seagen, Inc. (a)	12,000	1,725,120
Shattuck Labs, Inc.	24,800	934,464
Silverback Therapeutics, Inc.	34,100	1,092,905
Taysha Gene Therapies, Inc.	31,500	813,015
TG Therapeutics, Inc. (a)	25,800	1,153,518
Translate Bio, Inc. (a)	76,400	1,774,008
Turning Point Therapeutics, Inc. (a)	50,549	3,853,350
Twist Bioscience Corp. (a)(b)	4,900	657,531
Vaxcyte, Inc.	45,500	844,935
Vor Biopharma, Inc. (a)(b)	30,100	848,218
Xencor, Inc. (a)	100,818	4,290,814
Zai Lab Ltd. ADR (a)	65,964	10,963,876
		178,034,126
Health Care Equipment & Supplies - 2.2%
Axonics Modulation Technologies, Inc. (a)	74,220	4,670,665
Boston Scientific Corp. (a)	30,600	1,334,160
CryoPort, Inc. (a)	16,700	944,719
Danaher Corp.	45,300	11,503,482
DexCom, Inc. (a)	46,315	17,882,222
InMode Ltd. (a)	56,100	4,843,113
Insulet Corp. (a)	94,198	27,809,134
Intuitive Surgical, Inc. (a)	26,346	22,789,290
Nevro Corp. (a)	7,800	1,347,918
Novocure Ltd. (a)	47,807	9,757,409
Outset Medical, Inc.	32,300	1,935,416
Shockwave Medical, Inc. (a)(b)	159,733	26,109,956
Stryker Corp.	2,500	656,575
Tandem Diabetes Care, Inc. (a)	54,317	4,991,732
The Cooper Companies, Inc.	3,200	1,314,848
		137,890,639
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	111,959	4,871,336
Alignment Healthcare, Inc. (a)	63,800	1,693,252
Alignment Healthcare, Inc.	81,947	1,957,386
Guardant Health, Inc. (a)	44,280	7,039,634
Humana, Inc.	18,909	8,419,043
Oak Street Health, Inc. (a)	30,900	1,904,367
Owens & Minor, Inc.	50,800	1,833,372
Signify Health, Inc.	15,200	430,920
Surgery Partners, Inc. (a)	41,100	1,981,020
		30,130,330
Health Care Technology - 0.2%
agilon health, Inc. (a)	82,200	2,591,766
Certara, Inc.	50,700	1,612,767
GoodRx Holdings, Inc. (b)	104,000	4,161,040
MultiPlan Corp. warrants (a)(e)	24,206	47,539
NeuroPace, Inc. (a)	14,500	350,320
Phreesia, Inc. (a)	12,200	631,350
		9,394,782
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	59,033	11,676,727
Avantor, Inc. (a)	154,300	4,943,772
Bio-Rad Laboratories, Inc. Class A (a)	4,400	2,772,572
Eurofins Scientific SA (a)	17,000	1,683,090
Joinn Laboratories China Co. Ltd. (H Shares) (c)	19,600	353,255
Maravai LifeSciences Holdings, Inc.	95,000	3,696,450
Nanostring Technologies, Inc. (a)	56,100	4,469,487
Olink Holding AB ADR (a)	38,900	1,369,280
Seer, Inc.	17,300	881,089
Thermo Fisher Scientific, Inc.	43,238	20,331,805
		52,177,527
Pharmaceuticals - 1.4%
Antengene Corp.	809,300	1,662,827
Arvinas Holding Co. LLC (a)	7,700	530,838
Atea Pharmaceuticals, Inc.	39,600	978,516
Chiasma, Inc. warrants 12/16/24 (a)	23,784	6,726
Eli Lilly & Co.	157,579	28,800,714
Hansoh Pharmaceutical Group Co. Ltd. (c)	492,000	2,125,017
Harmony Biosciences Holdings, Inc. (a)	24,800	726,640
Horizon Therapeutics PLC (a)	135,299	12,801,991
Intra-Cellular Therapies, Inc. (a)	117,100	4,031,753
Longboard Pharmaceuticals, Inc. (a)	65,931	628,322
Nektar Therapeutics (a)	93,051	1,824,730
Nuvation Bio, Inc. (e)	142,573	1,595,392
OptiNose, Inc. (a)(b)	281,479	1,004,880
Pharvaris BV	27,600	665,160
Zoetis, Inc. Class A	160,779	27,819,590
		85,203,096

TOTAL HEALTH CARE		492,830,500

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.4%
Airbus Group NV	35,100	4,221,116
Axon Enterprise, Inc. (a)	32,500	4,927,325
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	22,703	9,535,033
Class C (a)(e)(f)	686	288,113
The Boeing Co. (a)	29,300	6,865,283
		25,836,870
Air Freight & Logistics - 0.1%
FedEx Corp.	31,000	8,999,610
Airlines - 0.4%
Delta Airlines, Inc. (a)	142,300	6,676,716
JetBlue Airways Corp. (a)	481,400	9,801,304
Spirit Airlines, Inc. (a)(b)	126,600	4,534,812
Sun Country Airlines Holdings, Inc. (a)	23,400	952,380
		21,965,212
Building Products - 0.3%
Builders FirstSource, Inc. (a)	111,100	5,407,237
Carrier Global Corp.	102,300	4,458,234
The AZEK Co., Inc.	127,500	6,155,700
Trane Technologies PLC	7,400	1,286,342
		17,307,513
Commercial Services & Supplies - 0.0%
Aker Carbon Capture A/S (a)	285,700	579,878
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	50,007	4,691,157
MasTec, Inc. (a)	33,100	3,454,316
Quanta Services, Inc.	31,700	3,063,488
		11,208,961
Electrical Equipment - 0.4%
Acuity Brands, Inc.	23,500	4,359,720
Array Technologies, Inc.	155,800	4,387,328
Ceres Power Holdings PLC (a)	30,300	559,060
Generac Holdings, Inc. (a)	5,800	1,878,910
ITM Power PLC (a)	71,000	510,374
Shoals Technologies Group, Inc.	127,500	4,088,925
Sunrun, Inc. (a)	117,495	5,757,255
		21,541,572
Industrial Conglomerates - 0.1%
General Electric Co.	640,100	8,398,112
Machinery - 0.2%
Caterpillar, Inc.	17,600	4,014,736
Deere & Co.	14,600	5,414,410
Pentair PLC	10,100	651,551
		10,080,697
Professional Services - 0.1%
KBR, Inc.	50,600	2,001,736
Manpower, Inc.	5,700	689,073
Upwork, Inc. (a)	131,100	6,038,466
		8,729,275
Road & Rail - 4.3%
Avis Budget Group, Inc. (a)	58,200	5,215,302
Canadian Pacific Railway Ltd.	17,700	6,605,514
Lyft, Inc. (a)(b)	2,731,407	152,030,114
TuSimple Holdings, Inc. (a)	124,100	4,769,163
Uber Technologies, Inc. (a)	1,782,775	97,642,587
		266,262,680

TOTAL INDUSTRIALS		400,910,380

INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 0.0%
Cisco Systems, Inc.	12,600	641,466
Electronic Equipment & Components - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	437,000	1,813,992
II-VI, Inc. (a)(b)	35,500	2,383,470
		4,197,462
IT Services - 3.1%
Afterpay Ltd. (a)	73,053	6,620,916
Endava PLC ADR (a)	51,024	4,619,713
MongoDB, Inc. Class A (a)	16,080	4,783,157
PayPal Holdings, Inc. (a)	319,762	83,870,375
Riskified Ltd. (a)(e)(f)	80,450	925,175
Riskified Ltd. warrants (a)(e)(f)	692	1
Shopify, Inc. Class A (a)	21,014	24,805,119
Snowflake Computing, Inc.	13,100	3,033,829
Snowflake Computing, Inc. Class B (c)	4,224	978,236
Square, Inc. (a)	166,200	40,689,084
Twilio, Inc. Class A (a)	54,170	19,923,726
		190,249,331
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc. (a)	82,952	6,770,542
Ambarella, Inc. (a)	21,700	2,115,533
Applied Materials, Inc.	18,500	2,455,135
ASML Holding NV	9,200	5,962,520
Cirrus Logic, Inc. (a)	92,500	6,882,925
Enphase Energy, Inc. (a)	47,200	6,572,600
KLA Corp.	9,500	2,995,825
Lam Research Corp.	13,100	8,127,895
Marvell Technology, Inc.	3,009,779	136,072,109
MediaTek, Inc.	98,000	4,155,663
Micron Technology, Inc. (a)	353,806	30,452,082
Monolithic Power Systems, Inc.	1,700	614,346
NVIDIA Corp.	311,599	187,077,808
NXP Semiconductors NV	479,835	92,373,036
ON Semiconductor Corp. (a)	137,400	5,358,600
Silergy Corp.	3,000	314,010
SolarEdge Technologies, Inc. (a)	7,700	2,029,258
Synaptics, Inc. (a)	33,400	4,671,658
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	40,000	4,669,600
Teradyne, Inc.	87,100	10,894,468
		520,565,613
Software - 10.4%
ACV Auctions, Inc.	187,934	5,749,089
ACV Auctions, Inc. Class A (a)(b)	13,100	445,269
Adobe, Inc. (a)	85,671	43,549,996
Atlassian Corp. PLC (a)	8,800	2,090,528
Atom Tickets LLC (a)(e)(f)(g)	344,068	223,644
Autodesk, Inc. (a)	15,600	4,553,796
Avalara, Inc. (a)	17,600	2,494,096
BTRS Holdings, Inc. (e)	95,048	1,501,758
Cadence Design Systems, Inc. (a)	41,700	5,494,809
Cloudflare, Inc. (a)	167,480	14,192,255
Coupa Software, Inc. (a)	16,214	4,362,215
Crowdstrike Holdings, Inc. (a)	29,100	6,067,641
Digital Turbine, Inc. (a)	28,900	2,179,927
Docebo, Inc. (b)	11,400	603,288
DocuSign, Inc. (a)	27,200	6,063,968
DoubleVerify Holdings, Inc. (a)	35,400	1,246,434
DoubleVerify Holdings, Inc.	220,931	7,001,082
Elastic NV (a)	58,650	7,074,363
Epic Games, Inc. (e)(f)	1,076	952,260
Five9, Inc. (a)	19,500	3,665,415
Freee KK (a)	6,300	534,944
HubSpot, Inc. (a)	26,692	14,052,003
Intuit, Inc.	4,700	1,937,152
Lightspeed POS, Inc. (Canada) (a)	215,783	15,067,856
Microsoft Corp.	1,377,600	347,403,168
Privia Health Group, Inc. (a)	15,000	544,800
Qualtrics International, Inc. (b)	28,100	1,049,535
RingCentral, Inc. (a)	32,039	10,218,839
Salesforce.com, Inc. (a)	338,770	78,025,506
ServiceNow, Inc. (a)	20,323	10,290,958
Sinch AB (a)(c)	3,200	505,578
Tanium, Inc. Class B (a)(e)(f)	151,000	1,664,020
Telos Corp.	53,200	1,765,176
Teradata Corp. Del (a)(b)	36,700	1,815,549
The Trade Desk, Inc. (a)	9,105	6,640,368
UiPath, Inc. Class A (a)	12,300	885,600
Volue A/S	322,584	1,860,167
Workday, Inc. Class A (a)	41,000	10,127,000
Zoom Video Communications, Inc. Class A (a)	61,100	19,525,727
		643,425,779
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	3,861,936	507,690,101
Dell Technologies, Inc. (a)	6,500	639,145
		508,329,246

TOTAL INFORMATION TECHNOLOGY		1,867,408,897

MATERIALS - 1.4%
Chemicals - 0.7%
Celanese Corp. Del Class A	12,400	1,942,460
CF Industries Holdings, Inc.	31,100	1,512,393
Corbion NV	10,400	609,166
Corteva, Inc.	102,200	4,983,272
Nutrien Ltd.	167,800	9,262,686
Olin Corp.	124,400	5,352,932
PPG Industries, Inc.	15,900	2,722,716
The Chemours Co. LLC	332,607	10,044,731
The Mosaic Co.	135,500	4,766,890
Tronox Holdings PLC	64,400	1,365,280
Westlake Chemical Corp.	20,500	1,924,745
		44,487,271
Construction Materials - 0.0%
Eagle Matls, Inc.	19,200	2,652,288
Metals & Mining - 0.6%
Allegheny Technologies, Inc. (a)	27,100	630,346
Anglo American PLC (United Kingdom)	50,700	2,149,591
ArcelorMittal SA Class A unit (a)	260,200	7,621,258
Cleveland-Cliffs, Inc.	27,900	498,294
First Quantum Minerals Ltd.	187,700	4,326,194
Freeport-McMoRan, Inc.	387,100	14,597,541
Gatos Silver, Inc.	120,200	1,379,896
Steel Dynamics, Inc.	15,700	851,254
Vale SA sponsored ADR	175,100	3,523,012
		35,577,386
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	46,500	3,063,420
West Fraser Timber Co. Ltd.	33,000	2,547,858
		5,611,278

TOTAL MATERIALS		88,328,223

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Simon Property Group, Inc.	65,300	7,949,622
Real Estate Management & Development - 0.3%
Compass, Inc.	139,352	2,385,428
Compass, Inc. (a)(b)	31,000	589,620
Hemnet Group AB (a)	31,200	589,684
KE Holdings, Inc. ADR (a)	25,300	1,316,865
Realogy Holdings Corp. (a)(b)	162,400	2,806,272
Redfin Corp. (a)(b)	97,381	6,892,627
		14,580,496

TOTAL REAL ESTATE		22,530,118

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	61,000	2,528,536
FTC Solar, Inc. (a)	64,700	880,567
The AES Corp.	124,300	3,458,026
		6,867,129
TOTAL COMMON STOCKS
(Cost $2,260,422,325)		5,931,465,090

Preferred Stocks - 3.3%
Convertible Preferred Stocks - 3.0%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series C (a)(e)(f)	1,477,502	2,482,203
Series D (a)(e)(f)	402,931	676,924
		3,159,127
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.3%
Rad Power Bikes, Inc.:
Series A (e)(f)	14,368	69,309
Series C (e)(f)	56,537	272,725
Rivian Automotive, Inc.:
Series E (e)(f)	399,926	14,737,273
Series F (e)(f)	119,569	4,406,118
		19,485,425
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(e)(f)(g)	32,826	6,599,569
Internet & Direct Marketing Retail - 0.4%
GoBrands, Inc. Series G (e)(f)	19,600	4,894,459
Instacart, Inc.:
Series H (e)(f)	31,105	3,888,125
Series I (e)(f)	13,960	1,745,000
Reddit, Inc. Series B (a)(e)(f)	129,280	5,491,065
The Honest Co., Inc.:
Series C (a)(e)	334,174	5,085,944
Series D (a)(e)	55,424	843,523
Series E (a)(e)	286,118	3,991,346
		25,939,462
Specialty Retail - 0.1%
Fanatics, Inc. Series E (e)(f)	159,285	5,554,268
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(e)(f)	15,945	176,192
Series B (a)(e)(f)	2,800	30,940
Series C (a)(e)(f)	26,775	295,864
Series Seed (a)(e)(f)	8,575	94,754
		597,750
TOTAL CONSUMER DISCRETIONARY		58,176,474
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.2%
Blink Health, Inc. Series C (a)(e)(f)	27,197	887,710
Sweetgreen, Inc.:
Series H (a)(e)(f)	725,140	9,535,591
Series J (e)(f)	41,359	543,871
		10,967,172
Food Products - 0.0%
Agbiome LLC Series C (a)(e)(f)	266,499	1,687,925
Tobacco - 0.7%
JUUL Labs, Inc.:
Series C (a)(e)(f)	660,029	40,294,770
Series D (a)(e)(f)	5,110	311,966
		40,606,736
TOTAL CONSUMER STAPLES		53,261,833
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(e)	195,114	3,965,435
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(e)(f)	1,069	700,398
TOTAL HEALTH CARE		4,665,833
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	42,650	17,912,574
Series H (a)(e)(f)	6,348	2,666,097
Series N (e)(f)	12,799	5,375,452
		25,954,123
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (e)(f)	12,033	881,658
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(e)(f)	253,888	48,239
TOTAL INDUSTRIALS		26,884,020
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (e)(f)	140,500	1,123,438
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (e)(f)	1,441,706	1,598,396
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(e)(f)	307,049	9,617
ByteDance Ltd. Series E1 (e)(f)	37,119	4,067,284
Riskified Ltd.:
Series D (e)(f)	12,300	141,450
Series E (a)(e)(f)	82,500	948,750
		5,167,101
Software - 0.5%
Bird Rides, Inc. (e)(f)	251,219	1,256,095
Databricks, Inc. Series G (e)(f)	17,300	3,068,465
Dataminr, Inc. Series D (a)(e)(f)	115,901	5,099,644
Delphix Corp. Series D (a)(e)(f)	242,876	2,399,615
Jet.Com, Inc. Series B1 (Escrow) (a)(e)(f)	922,232	9
Malwarebytes Corp. Series B (a)(e)(f)	329,349	8,727,749
Nuvia, Inc. Series B (e)	181,697	148,486
Stripe, Inc. Series H (e)(f)	8,700	349,088
Taboola.com Ltd. Series E (a)(e)	289,958	6,802,415
		27,851,566
TOTAL INFORMATION TECHNOLOGY		35,740,501
MATERIALS - 0.0%
Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (e)(f)	125,000	3,000,000

TOTAL CONVERTIBLE PREFERRED STOCKS		184,887,788

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Neutron Holdings, Inc. Series 1C (e)(f)	12,405,800	183,606
Volkswagen AG	28,200	7,346,878
Waymo LLC Series A2 (e)(f)	15,200	1,305,181
		8,835,665
Specialty Retail - 0.1%
Cazoo Holdings Ltd.:
Series A (e)	1,487	45,706
Series B (e)	26,034	800,207
Series C (e)	528	16,229
Series D (e)	93,003	2,858,634
		3,720,776
TOTAL CONSUMER DISCRETIONARY		12,556,441
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(e)(f)	9,636	6,313,411

TOTAL NONCONVERTIBLE PREFERRED STOCKS		18,869,852

TOTAL PREFERRED STOCKS
(Cost $106,800,217)		203,757,640
	Principal Amount	Value

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (e)(f)	433,800	433,800
4% 6/12/27 (e)(f)	115,200	115,200
		549,000
Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Hertz Corp.:
5.5% 10/15/24 (c)(h)	3,410,000	3,550,833
6% 1/15/28 (c)(h)	3,025,000	3,289,688
6.25% 10/15/22 (h)	1,600,000	1,680,000
7.125% 8/1/26 (c)(h)	1,870,000	2,038,300
		10,558,821
TOTAL CORPORATE BONDS
(Cost $10,155,166)		11,107,821

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (Cost $613,815)(e)(f)	613,815	613,815
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.04% (i)	14,020,285	14,023,089
Fidelity Securities Lending Cash Central Fund 0.04% (i)(j)	101,927,826	101,938,019
TOTAL MONEY MARKET FUNDS
(Cost $115,961,108)		115,961,108
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $2,493,952,631)		6,262,905,474
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(102,316,346)
NET ASSETS - 100%		$6,160,589,128

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,009,409 or 0.6% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $246,329,194 or 4.0% of net assets.

 (f) Level 3 security

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Non-income producing - Security is in default.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,709,002
Agbiome LLC Series C	6/29/18	$1,687,925
Allbirds, Inc.	10/9/18	$443,128
Allbirds, Inc. Series A	10/9/18	$174,871
Allbirds, Inc. Series B	10/9/18	$30,708
Allbirds, Inc. Series C	10/9/18	$293,646
Allbirds, Inc. Series Seed	10/9/18	$94,043
Ant International Co. Ltd. Class C	5/16/18	$5,978,358
AppHarvest, Inc.	1/29/21	$2,510,690
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Atom Tickets LLC	8/15/17	$1,999,998
Beta Technologies, Inc. Series A	4/9/21	$881,658
Bird Rides, Inc.	2/12/21	$1,315,830
Blink Health, Inc. Series A1	12/30/20	$170,206
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$1,038,273
BTRS Holdings, Inc.	1/12/21	$950,480
ByteDance Ltd. Series E1	11/18/20	$4,067,284
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$3,185,523
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$440,268
Cazoo Holdings Ltd.	9/30/20	$624,462
Cazoo Holdings Ltd. Series A	9/30/20	$20,387
Cazoo Holdings Ltd. Series B	9/30/20	$356,925
Cazoo Holdings Ltd. Series C	9/30/20	$7,239
Cazoo Holdings Ltd. Series D	9/30/20	$1,275,068
Cibus Corp. Series C	2/16/18 - 5/10/19	$2,024,848
CIIG Merger Corp.	3/24/21	$952,490
Databricks, Inc. Series G	2/1/21	$3,068,465
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Diamond Foundry, Inc. Series C	3/15/21	$3,000,000
Enevate Corp. Series E	1/29/21	$1,598,398
Enevate Corp. 0% 1/29/23	1/29/21	$613,815
Epic Games, Inc.	7/30/20	$618,700
Fanatics, Inc. Series E	8/13/20	$2,754,038
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$2,246,418
GoBrands, Inc. Series G	3/2/21	$4,894,459
Instacart, Inc. Series H	11/13/20	$1,866,300
Instacart, Inc. Series I	2/26/21	$1,745,000
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$0
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$0
Lordstown Motors Corp.	10/23/20	$1,142,650
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$4,642,622
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$2,268,276
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$433,800
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$115,200
Nuvation Bio, Inc.	2/10/21	$1,425,730
Nuvia, Inc. Series B	3/16/21	$148,486
Rad Power Bikes, Inc.	1/21/21	$531,635
Rad Power Bikes, Inc. Series A	1/21/21	$69,309
Rad Power Bikes, Inc. Series C	1/21/21	$272,725
Reddit, Inc. Series B	7/26/17	$1,835,324
Riskified Ltd.	12/20/19 - 4/15/20	$727,408
Riskified Ltd. Series D	11/18/20	$141,450
Riskified Ltd. Series E	10/28/19	$784,938
Riskified Ltd. warrants	10/28/19	$1
Rivian Automotive, Inc. Series E	7/10/20	$6,194,854
Rivian Automotive, Inc. Series F	1/19/21	$4,406,118
Space Exploration Technologies Corp. Class A	4/6/17 - 9/11/17	$2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	$92,610
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Space Exploration Technologies Corp. Series H	8/4/17	$856,980
Space Exploration Technologies Corp. Series N	8/4/20	$3,455,730
Starry, Inc. Series C	12/8/17	$1,362,257
Starry, Inc. Series D	7/30/20	$576,191
Stripe, Inc. Series H	3/15/21	$349,088
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series H	11/9/18	$9,455,826
Sweetgreen, Inc. Series J	1/21/21	$707,239
Taboola.com Ltd. Series E	12/22/14	$3,022,928
Tanium, Inc. Class B	4/21/17	$749,609
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
The Honest Co., Inc. Series E	9/28/17	$2,804,643
Tory Burch LLC	5/14/15	$7,611,213
Waymo LLC Series A2	5/8/20	$1,305,181
Xsight Labs Ltd. Series D	2/16/21	$1,123,438
YourPeople, Inc. Series C	5/1/15	$3,783,205
Zomato Pvt Ltd.	12/9/20 - 2/10/21	$1,837,266

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,392
Fidelity Securities Lending Cash Central Fund	477,175
Total	$494,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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